Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 1,153,000 Private Placement Units, at a price of $10.00 per Private Placement Unit, to the Sponsor and Cantor, generating proceeds of approximately $11.5 million. Each Private Placement Unit is identical to the Units sold in the Initial Public Offering, except as described below.

If the Company does not complete the initial Business Combination within the Combination Period, the Private Placement Units will expire worthless. The Private Placement Units, Private Placement Shares and Private Placement Warrants are subject to the transfer restrictions described below. The Private Placement Units have terms and provisions that are identical to those of the Units sold in the Initial Public Offering.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 1,153,000 Private Placement Units, at a price of $10.00 per Private Placement Unit, to the Sponsor and Cantor, generating proceeds of approximately $11.5 million. Each Private Placement Unit is identical to the Units sold in the Initial Public Offering, except as described below.

If the Company does not complete the initial Business Combination within the Combination Period, the Private Placement Units will expire worthless. The Private Placement Units, private placement shares underlying the Private Placement Units and private placement warrants included in the Private Placement Units are subject to the transfer restrictions described below. The Private Placement Units have terms and provisions that are identical to those of the Units sold in the Initial Public Offering.